Directors and Key Management Personnel Emoluments (Details) - Schedule of directors and key management personnel emoluments - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Schedule of Directors and Key Management Personnel Emoluments [Abstract]
Short-term employee benefits	R 16,557	R 13,109	R 27,775
Post-employment benefits	378	276	590
Total directors and key management personnel emoluments	R 16,935	R 13,385	R 28,365